INCOME TAXES - Deferred Tax Asset (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Deferred tax asset attributable to:
Net operating loss carryover	$ 4,996,000	$ 4,665,000	$ 4,738,000
Valuation allowance	(4,996,000)	(4,665,000)	(4,738,000)
Net deferred tax asset	$ 0	$ 0	$ 0